SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2015, 2014 and 2013:

	2015		2014		2013
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	189,000	13.17	423,000	9.99	498,000	10.27
Granted	—	—	—	—	—	—
Exercised	(64,000)	10.55	(224,000)	5.41	(75,000)	5.29
Forfeited	—	—	(10,000)	5.56	—	—
Options outstanding at end of year	125,000	12.56	189,000	13.17	423,000	9.99
Exercisable at end of year	125,000	12.56	189,000	13.17	374,333	9.22